Summary of Significant Accounting Policies - Cash and Cash Equivalents and Restricted Cash (Details) $ in Thousands	1 Months Ended
	Jun. 30, 2021 USD ($) ft²	Dec. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Accounting Policies [Abstract]
Cash and cash equivalents	$ 11,948	$ 15,517		$ 9,815
Restricted cash (Other assets)	1,200	0
Total cash and cash equivalents, and restricted cash	$ 13,148	$ 15,517	$ 25,270	$ 9,815	$ 7,695
Letter of Credit
Property, Plant and Equipment [Line Items]
Debt term	1 year
Borrowing capacity	$ 1,200
Facility
Property, Plant and Equipment [Line Items]
Area of property intended to be leased | ft²	80,000